Post-employee benefit plans - Defined Benefit Plans Recognized in Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Cumulative losses recognized directly in equity, January 1	$ (2,701)	$ (2,892)
Actuarial gains in other comprehensive income from continuing operations	732	191
Increase in the effect of the asset limit in other comprehensive income from continuing operations	(45)	0
Cumulative losses recognized directly in equity, December 31	(2,014)	$ (2,701)
Cumulative actuarial losses	2,215
Cumulative decrease in the effect of the asset limit	$ 201